Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	€ 8,981	€ 9,836
Money market securities measured at FVTPL	17,691	20,870
Other cash and cash equivalents	16,997	15,727
Total Cash and cash equivalents	€ 43,669	€ 46,433